UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-01048

 NAME OF REGISTRANT:                     Mairs and Power Balanced
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 332 Minnesota Street
                                         Suite W-1520
                                         Saint Paul, MN 55101-1363

 NAME AND ADDRESS OF AGENT FOR SERVICE:  William B. Frels, President
                                         332 Minnesota Street
                                         Suite W-1520
                                         Saint Paul, MN 55101-1363

 REGISTRANT'S TELEPHONE NUMBER:          651-222-8478

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 12/31/2011



Mairs and Power Balanced Fund Inc
--------------------------------------------------------------------------------------------------------------------------
 ECOLAB INC.                                                                                 Agenda Number:  933522535
--------------------------------------------------------------------------------------------------------------------------
        Security:  278865100
    Meeting Type:  Special
    Meeting Date:  30-Nov-2011
          Ticker:  ECL
            ISIN:  US2788651006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE THE ISSUANCE OF SHARES OF ECOLAB                  Mgmt          For                            For
       COMMON STOCK TO THE STOCKHOLDERS OF NALCO
       HOLDING COMPANY PURSUANT TO THE MERGER
       CONTEMPLATED BY THE AGREEMENT AND PLAN OF
       MERGER DATED AS OF JULY 19, 2011.

02     ADOPT AN AMENDMENT TO ECOLAB'S RESTATED                   Mgmt          For                            For
       CERTIFICATE OF INCORPORATION FOLLOWING
       COMPLETION OF THE MERGER TO INCREASE THE
       NUMBER OF AUTHORIZED SHARES OF ECOLAB
       COMMON STOCK TO 800,000,000 SHARES.

03     ADJOURN THE ECOLAB SPECIAL MEETING, IF                    Mgmt          For                            For
       NECESSARY OR APPROPRIATE, TO SOLICIT
       ADDITIONAL PROXIES IF THERE ARE NOT
       SUFFICIENT VOTES TO APPROVE THE SHARE
       ISSUANCE PROPOSAL.




--------------------------------------------------------------------------------------------------------------------------
 GENERAL MILLS, INC.                                                                         Agenda Number:  933494560
--------------------------------------------------------------------------------------------------------------------------
        Security:  370334104
    Meeting Type:  Annual
    Meeting Date:  26-Sep-2011
          Ticker:  GIS
            ISIN:  US3703341046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: BRADBURY H. ANDERSON                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: R. KERRY CLARK                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: PAUL DANOS                          Mgmt          For                            For

1D     ELECTION OF DIRECTOR: WILLIAM T. ESREY                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN                Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JUDITH RICHARDS HOPE                Mgmt          For                            For

1G     ELECTION OF DIRECTOR: HEIDI G. MILLER                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: HILDA                               Mgmt          For                            For
       OCHOA-BRILLEMBOURG

1I     ELECTION OF DIRECTOR: STEVE ODLAND                        Mgmt          For                            For

1J     ELECTION OF DIRECTOR: KENDALL J. POWELL                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: MICHAEL D. ROSE                     Mgmt          For                            For

1L     ELECTION OF DIRECTOR: ROBERT L. RYAN                      Mgmt          For                            For

1M     ELECTION OF DIRECTOR: DOROTHY A. TERRELL                  Mgmt          For                            For

02     APPROVE THE 2011 STOCK COMPENSATION PLAN.                 Mgmt          For                            For

03     APPROVE THE 2011 COMPENSATION PLAN FOR                    Mgmt          For                            For
       NON-EMPLOYEE DIRECTORS.

04     CAST AN ADVISORY VOTE ON EXECUTIVE                        Mgmt          For                            For
       COMPENSATION.

05     CAST AN ADVISORY VOTE ON THE FREQUENCY OF                 Mgmt          1 Year                         For
       THE ADVISORY VOTE ON EXECUTIVE
       COMPENSATION.

06     RATIFY THE APPOINTMENT OF KPMG LLP AS                     Mgmt          For                            For
       GENERAL MILLS' INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 MEDTRONIC, INC.                                                                             Agenda Number:  933486931
--------------------------------------------------------------------------------------------------------------------------
        Security:  585055106
    Meeting Type:  Annual
    Meeting Date:  25-Aug-2011
          Ticker:  MDT
            ISIN:  US5850551061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD H. ANDERSON                                       Mgmt          For                            For
       DAVID L. CALHOUN                                          Mgmt          For                            For
       VICTOR J. DZAU, M.D.                                      Mgmt          For                            For
       OMAR ISHRAK                                               Mgmt          For                            For
       SHIRLEY ANN JACKSON PHD                                   Mgmt          For                            For
       JAMES T. LENEHAN                                          Mgmt          For                            For
       DENISE M. O'LEARY                                         Mgmt          For                            For
       KENDALL J. POWELL                                         Mgmt          For                            For
       ROBERT C. POZEN                                           Mgmt          For                            For
       JEAN-PIERRE ROSSO                                         Mgmt          For                            For
       JACK W. SCHULER                                           Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF                              Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.

03     A NON-BINDING ADVISORY VOTE ON EXECUTIVE                  Mgmt          For                            For
       COMPENSATION (A "SAY-ON-PAY" VOTE).

04     A NON-BINDING ADVISORY VOTE ON THE                        Mgmt          1 Year                         For
       FREQUENCY OF SAY-ON-PAY VOTES.




--------------------------------------------------------------------------------------------------------------------------
 SUPERVALU INC.                                                                              Agenda Number:  933479063
--------------------------------------------------------------------------------------------------------------------------
        Security:  868536103
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2011
          Ticker:  SVU
            ISIN:  US8685361037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DONALD R. CHAPPEL                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: IRWIN S. COHEN                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: RONALD E. DALY                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: SUSAN E. ENGEL                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: PHILIP L. FRANCIS                   Mgmt          For                            For

1F     ELECTION OF DIRECTOR: EDWIN C. GAGE                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: CRAIG R. HERKERT                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: STEVEN S. ROGERS                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: MATTHEW E. RUBEL                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: WAYNE C. SALES                      Mgmt          For                            For

1K     ELECTION OF DIRECTOR: KATHI P. SEIFERT                    Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF KPMG LLP AS                Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.

03     TO APPROVE, BY NON-BINDING VOTE, THE                      Mgmt          For                            For
       EXECUTIVE COMPENSATION AS DISCLOSED IN THE
       PROXY STATEMENT.

04     TO RECOMMEND, BY NON-BINDING VOTE, THE                    Mgmt          1 Year                         For
       FREQUENCY OF EXECUTIVE COMPENSATION VOTES.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Mairs and Power Balanced Fund, Inc.
By (Signature)       /s/ William B. Frels
Name                 William B. Frels
Title                President
Date                 08/22/2012